UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     August 10, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $1,881,872 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101     6865    85000 SH       DEFINED 01              85000
3M Company                  COM                 88579Y101    68515   848267 SH       SOLE                   697567            150700
Accenture Ltd.              COM                 G1150G111    24665   870942 SH       SOLE                   714742            156200
Agilent Technologies Inc.   COM                 00846u101    40279  1276252 SH       SOLE                  1058852            217400
Agilent Technologies Inc.   COM                 00846u101     4734   150000 SH       DEFINED 01             150000
American International GroupCOM                 026874107    61674  1044434 SH       SOLE                   860860            183574
American International GroupCOM                 026874107     7707   130512 SH       DEFINED 01             130512
American Standard Companies COM                 029712106     6945   160500 SH       DEFINED 01             160500
American Standard Companies COM                 029712106    81384  1880847 SH       SOLE                  1556247            324600
Apache Corporation          COM                 037411105    27990   410109 SH       SOLE                   328109             82000
Avid Technology,Inc.        COM                 05367P100     1666    50000 SH       DEFINED 01              50000
Baker Hughes Inc.           COM                 057224107    22028   269129 SH       SOLE                   221529             47600
Bank of America Corp.       COM                 060505104    57899  1203726 SH       SOLE                   996258            207468
Bank of America Corp.       COM                 060505104    12029   250090 SH       DEFINED 01             250090
Bank of New York Inc.       COM                 064057102    26782   831734 SH       SOLE                   699934            131800
Baxter International Inc.   COM                 071813109     3676   100000 SH       DEFINED 01             100000
Baxter International Inc.   COM                 071813109    33965   923962 SH       SOLE                   765762            158200
BP PLC ADR                  COM                 055622104     2088    30000 SH       SOLE                    30000
Brunswick Corp.             COM                 117043109    36922  1110424 SH       SOLE                   905424            205000
Cameron International Corp. COM                 13342B105    52541  1099865 SH       SOLE                   898065            201800
Cameron International Corp. COM                 13342B105    14331   300000 SH       DEFINED 01             300000
Caterpillar Inc.            COM                 149123101    34593   464465 SH       SOLE                   380765             83700
Chesapeake Energy Corp.     COM                 165167107     7252   239721 SH       SOLE                   187121             52600
Chicago Bridge & Iron NV    COM                 167250109     4857   201100 SH       DEFINED 01             201100
Chicago Bridge & Iron NV    COM                 167250109    27195  1126075 SH       SOLE                   928175            197900
Cigna Corp                  COM                 125509109   103579  1051459 SH       SOLE                   865259            186200
Cigna Corp                  COM                 125509109     7881    80000 SH       DEFINED 01              80000
CIT Group Inc.              COM                 125581108     8471   162000 SH       SOLE                   162000
Citigroup Inc.              COM                 172967101    75642  1568028 SH       SOLE                  1299502            268526
Citigroup Inc.              COM                 172967101     5424   112434 SH       DEFINED 01             112434
ConocoPhillips              COM                 20825C104     7864   120000 SH       SOLE                   120000
Coventry Health Care Inc.   COM                 222862104    12911   235000 SH       DEFINED 01             235000
CVS Corporation             COM                 126650100    24697   804467 SH       SOLE                   658867            145600
Eaton Corp.                 COM                 278058102    44502   590213 SH       SOLE                   484813            105400
Federated Dept. Stores, Inc.COM                 31410H101    42186  1152633 SH       SOLE                   949033            203600
Goldman Sachs Group Inc.    COM                 38141G104    72855   484311 SH       SOLE                   393611             90700
HCA Inc.                    COM                 404119109    32885   762110 SH       SOLE                   629610            132500
Hewlett-Packard Company     COM                 428236103     5563   175600 SH       DEFINED 01             175600
Hewlett-Packard Company     COM                 428236103    52428  1654918 SH       SOLE                  1367818            287100
IAC/Interactive Corp.       COM                 44919P300    15189   573398 SH       SOLE                   474523             98875
IMS Health Inc.             COM                 449934108    35606  1326103 SH       SOLE                  1091903            234200
IMS Health Inc.             COM                 449934108     2685   100000 SH       DEFINED 01             100000
Int'l Business Machine      COM                 459200101     7682   100000 SH       DEFINED 01             100000
Int'l Business Machines     COM                 459200101    34256   445921 SH       SOLE                   366821             79100
Interstate Bakeries         COM                 46072H108      615    87800 SH       DEFINED 01              87800
JP Morgan Chase & Co.       COM                 46625H100     1932    46000 SH       SOLE                    46000
Jupitermedia Corp.          COM                 48207D101     1950   150000 SH       DEFINED 01             150000
Laboratory Corp of America  COM                 50540R409    47198   758447 SH       SOLE                   622447            136000
Microsoft Corp.             COM                 594918104    32034  1374841 SH       SOLE                  1136041            238800
National-Oilwell Inc.       COM                 637071101     3052    48200 SH       SOLE                    48200
Nike Inc. Cl B              COM                 654106103    42484   524490 SH       SOLE                   427190             97300
Nokia Corp-Spon ADR         COM                 654902204    37594  1855575 SH       SOLE                  1535175            320400
Nokia Corp-Spon ADR         COM                 654902204     4052   200000 SH       DEFINED 01             200000
Origin Agritech Ltd.        COM                 VGG678281     4302   300000 SH       DEFINED 01             300000
Petsmart Inc.               COM                 716768106    30913  1207557 SH       SOLE                   994757            212800
Petsmart Inc.               COM                 716768106     5727   223729 SH       DEFINED 01             223729
RWE AG- ADR                 COM                 74975E303    44634   536208 SH       SOLE                   434608            101600
Schlumberger Ltd.           COM                 806857108    38487   591105 SH       SOLE                   485305            105800
Tyco Intl Ltd.              COM                 902124106    49444  1797946 SH       SOLE                  1483546            314400
Tyco Intl Ltd.              COM                 902124106     6187   225000 SH       DEFINED 01             225000
Univision Communications - ACOM                 914906102    14675   438047 SH       SOLE                   336547            101500
Univision Communications - ACOM                 914906102     6700   200000 SH       DEFINED 01             200000
Valero Energy Corp.         COM                 91913Y100     6652   100000 SH       DEFINED 01             100000
Viacom Inc Cl B             COM                 92553P201    22442   626183 SH       SOLE                   517883            108300
Walt Disney Co.             COM                 254687106    38224  1274122 SH       SOLE                  1048822            225300
Walter Industries Inc.      COM                 93317Q105     5765   100000 SH       DEFINED 01             100000
Walter Industries Inc.      COM                 93317Q105      807    14000 SH       SOLE                    14000
Wells Fargo & Co.           COM                 949746101    32751   488241 SH       SOLE                   399341             88900
Wells Fargo & Co.           COM                 949746101     6708   100000 SH       DEFINED 01             100000
Whirlpool Inc.              COM                 963320106    43130   521842 SH       SOLE                   431442             90400
Whirlpool Inc.              COM                 963320106     8265   100000 SH       DEFINED 01             100000
YRC Worldwide Inc.          COM                 984249102    44193  1049471 SH       SOLE                   872671            176800
Zimmer Holdings Inc.        COM                 98956P102     5672   100000 SH       DEFINED 01             100000
Zimmer Holdings Inc.        COM                 98956P102    34395   606395 SH       SOLE                   499195            107200